SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details) $ in Thousands, shares in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2022 USD ($) shares	Apr. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) carrier shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 shares	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Gain on repurchase of debt				$ 700
Repayments of debt			$ 159,786
Restricted cash			$ 5,714	5,866	$ 8,338
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Number of shares repurchased in forward contract (in shares) | shares			1.4			3.4
Forward contract to repurchase shares			$ 16,600		16,400
Principal debt amount			$ 15,600		15,600		$ 36,800
Secured borrowings, collateral, total repurchase price (in percentage)			20.00%
Common stock - Frontline Ltd | Forecast
Debt Instrument [Line Items]
Forward contract to repurchase shares	$ 16,700
Common stock - Frontline Ltd | Subsequent event
Debt Instrument [Line Items]
Number of shares repurchased in forward contract (in shares) | shares	1.4
4.875% senior unsecured convertible notes due 2023
Debt Instrument [Line Items]
Repayments of debt				2,000
Senior unsecured convertible notes interest rate (in percentage)			4.875%
Senior unsecured convertible bonds due 2021
Debt Instrument [Line Items]
Repayments of debt				$ 65,300	$ 69,600
Senior unsecured convertible notes interest rate (in percentage)			5.75%
Lease debt financing
Debt Instrument [Line Items]
Number of vessels under sale and leaseback transactions | carrier			2
Term of lease or charter		3 years
Lease debt financing | 6500 CEU car carrier 1
Debt Instrument [Line Items]
Sales price for the vessel		$ 23,500
Long-term debt			$ 22,800
Lease debt financing | 6500 CEU car carrier 2
Debt Instrument [Line Items]
Sales price for the vessel		$ 25,300
Long-term debt			$ 24,500